Related Parties and Other Relationships - Narrative (Details) - Affiliated entity $ in Thousands	Apr. 16, 2015 USD ($) payment	Jan. 30, 2015 USD ($)
SuperValu Inc | TSA Letter Agreement
Related Party Transaction [Line Items]
Number of payments to related party | payment	8
Period payment amount to related party	$ 6,250
Frequency of periodic payment to related party	6 months
Minimum percentage of costs exceeding expectations need to adjust transition services fee	5.00%
Annual management fee	$ 50,000
Cerberus | Management Fee Agreement 2015
Related Party Transaction [Line Items]
Term of management agreement		4 years
Annual management fee		$ 13,800